INSURANCE CONTRACTS (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance liabilities at the beginning	$ 1,934	$ 1,902
Changes that relate to current service:
Contractual service margin recognized for services provided	(193)	(146)
Change in risk adjustment recognized for the risk expired	(34)	(41)
Experience adjustments		(15)
Changes that relate to future service:
Contracts initially recognized in the period	0	0
Changes in estimates that adjust the contractual service margin	0	0
Changes that relate to past services:
Adjustments to liabilities for incurred claims	(10)	13
Insurance finance income/(expenses)	33	23
Foreign currency translation	(59)	43
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(263)	(123)
Premiums received	242	194
Claims and other insurance service expenses paid	(20)	(31)
Insurance acquisition cash flows	(31)	(28)
Insurance liabilities at the end	1,862	1,914
Estimates of present value of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance liabilities at the beginning	385	352
Changes that relate to current service:
Contractual service margin recognized for services provided	0	0
Change in risk adjustment recognized for the risk expired	0	0
Experience adjustments		(15)
Changes that relate to future service:
Contracts initially recognized in the period	(165)	(130)
Changes in estimates that adjust the contractual service margin	(1)	50
Changes that relate to past services:
Adjustments to liabilities for incurred claims	(10)	11
Insurance finance income/(expenses)	8	(3)
Foreign currency translation	(11)	9
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(179)	(78)
Premiums received	242	194
Claims and other insurance service expenses paid	(20)	(31)
Insurance acquisition cash flows	(31)	(28)
Insurance liabilities at the end	397	409
Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance liabilities at the beginning	479	585
Changes that relate to current service:
Contractual service margin recognized for services provided	0	0
Change in risk adjustment recognized for the risk expired	(34)	(41)
Experience adjustments		0
Changes that relate to future service:
Contracts initially recognized in the period	59	48
Changes in estimates that adjust the contractual service margin	(29)	(120)
Changes that relate to past services:
Adjustments to liabilities for incurred claims	0	2
Insurance finance income/(expenses)	10	15
Foreign currency translation	(15)	12
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(9)	(84)
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Insurance liabilities at the end	470	501
Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance liabilities at the beginning	1,070	965
Changes that relate to current service:
Contractual service margin recognized for services provided	(193)	(146)
Change in risk adjustment recognized for the risk expired	0	0
Experience adjustments		0
Changes that relate to future service:
Contracts initially recognized in the period	106	82
Changes in estimates that adjust the contractual service margin	30	70
Changes that relate to past services:
Adjustments to liabilities for incurred claims	0	0
Insurance finance income/(expenses)	15	11
Foreign currency translation	(33)	22
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(75)	39
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Insurance liabilities at the end	$ 995	$ 1,004